Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based on:(4)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Plug Power Total Shareholder Return	Peer Group Total Shareholder Return(5)	GAAP Net Income ($mil.)	GAAP Revenue ($mil.)
2024	$2,240,079	$(406,623)	$2,760,755	$1,749,209	$67	$138	$(2,105)	$629
2023	$7,252,805	$(4,110,966)	$3,697,805	$(1,575,440)	$142	$170	$(1,369)	$891
2022	$766,555	$(75,973,705)	$935,683	$(26,246,111)	$391	$190	$(724)	$701
2021	$52,248,305	$3,988,254	$23,665,540	$11,696,569	$893	$274	$(460)	$502
2020	$13,630,072	$80,721,434	$5,333,470	$27,607,125	$1,073	$282	$(596)	$(93)

(1)
Andrew J. Marsh served as the PEO for the entirety of 2024, 2023, 2022, 2021, and 2020. Our Non-PEO NEOs for the applicable years were as follows:

2024: Sanjay K. Shrestha, Paul B. Middleton, Dean Fullerton, and Gerard L. Conway, Jr.
2023: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., and Jose Luis Crespo

2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Crespo, Dirk Ole Hoefelmann, and Keith C. Schmid

2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

2020: Paul B. Middleton, Sanjay K. Shrestha, Keith C. Schmid, and Jose Luis Crespo

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Marsh, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$106,031	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125
(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the NASDAQ Clean Edge Green Energy Index, a published industry index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Andrew J. Marsh served as the PEO for the entirety of 2024, 2023, 2022, 2021, and 2020. Our Non-PEO NEOs for the applicable years were as follows:

2024: Sanjay K. Shrestha, Paul B. Middleton, Dean Fullerton, and Gerard L. Conway, Jr.
2023: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., and Jose Luis Crespo

2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Crespo, Dirk Ole Hoefelmann, and Keith C. Schmid

2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

2020: Paul B. Middleton, Sanjay K. Shrestha, Keith C. Schmid, and Jose Luis Crespo

Peer Group Issuers, Footnote	(5) “Peer Group” represents the NASDAQ Clean Edge Green Energy Index, a published industry index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 2,240,079	$ 7,252,805	$ 766,555	$ 52,248,305	$ 13,630,072
PEO Actually Paid Compensation Amount	$ (406,623)	(4,110,966)	(75,973,705)	3,988,254	80,721,434
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$106,031	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125

Non-PEO NEO Average Total Compensation Amount	$ 2,760,755	3,697,805	935,683	23,665,540	5,333,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,749,209	(1,575,440)	(26,246,111)	11,696,569	27,607,125
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$106,031	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between PEO and average Non-PEO NEOs CAP and our TSR.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below illustrates the relationship between the PEO and average Non-PEO NEOs CAP and our GAAP net income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and GAAP Revenue (our Company-Selected Measure). The graph below illustrates the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s GAAP revenue.
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between PEO and average Non-PEO NEOs CAP and our TSR.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP. The following is a list of performance measures that in our assessment represent the most important performance measures used by the Company to link CAP to the named executive officers for 2024. Each metric below is used for purposes of determining payouts under our annual incentive program. Please see the section titled “Compensation Discussion and Analysis” for a further description of these metrics and how they are used in the Company’s executive compensation program.
Gross Margin
Cash Usage
Revenue
Bookings
Inventory
Plant Construction and Investment

Total Shareholder Return Amount	$ 67	142	391	893	1,073
Peer Group Total Shareholder Return Amount	138	170	190	274	282
Net Income (Loss)	$ (2,105,000,000)	$ (1,369,000,000)	$ (724,000,000)	$ (460,000,000)	$ (596,000,000)
Company Selected Measure Amount	629	891	701	502	(93)
PEO Name	Andrew J. Marsh
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Usage
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Bookings
Measure:: 5
Pay vs Performance Disclosure
Name	Inventory
Measure:: 6
Pay vs Performance Disclosure
Name	Plant Construction
Measure:: 7
Pay vs Performance Disclosure
Name	Investment
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,612,500)	(6,485,000)	0	(50,800,000)	(11,438,075)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,500	2,945,000	0	52,156,620	32,956,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,553,923)	(6,350,608)	(73,054,958)	(40,367,440)	33,624,033
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,779)	(1,473,163)	(3,685,302)	(9,249,231)	11,949,404
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,000)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,635,938)	(3,242,500)	(517,333)	(22,887,250)	(4,168,991)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,516	1,472,500	324,000	22,534,449	11,986,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,721)	(2,967,601)	(25,617,390)	(9,546,769)	11,020,441
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,031	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,495)	(535,644)	(1,371,071)	(2,069,401)	3,435,580
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,939)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0